Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	WEAVE COMMUNICATIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40998
Entity Tax Identification Number	26-3302902
Entity Address, Address Line One	1331 W Powell Way
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	385
Local Phone Number	331-4164
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	WEAV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001609151
Amendment Flag	false
Current Fiscal Year End Date	--12-31